Offerings	Feb. 17, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Regency Centers Corporation Common Stock (including Special Common Stock), $0.01 par value
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No., 333-293495 except with respect to unsold securities that have been previously registered.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Regency Centers Corporation Common Stock (including Special Common Stock), $0.01 par value
Maximum Aggregate Offering Price	$ 400,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-270763
Carry Forward Initial Effective Date	Mar. 23, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 44,080.00
Offering Note	The registrant previously filed a prospectus supplement, dated August 8, 2023 (the "2023 Prospectus Supplement"), pursuant to the Registration Statement on Form S-3 (Registration No. 333-270763), filed with the Securities and Exchange ("SEC") on March 23, 2023 (the "2023 Registration Statement"), relating to the offer and sale of shares of common stock having an aggregate offering price of up to $500,000,000 under a new "at-the-market" program (the "2023 Program"). As of the date of this prospectus supplement, shares of common stock having an aggregate offering price of up to $100,000,000 have been sold under the 2023 Prospectus Supplement, and shares of common stock with a maximum aggregate offering price of $400,000,000 remain unsold (the "Carry Forward Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this prospectus supplement include the Carry Forward Securities, and the registration fees totaling $44,080 that were previously paid on August 8, 2023 with respect to the Carry Forward Securities will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the 2023 Registration Statement was deemed terminated as of the immediate effectiveness of the registrant's new registration statement on Form S-3 (File No: 333-293495) filed with the SEC on February 17, 2026.